SUBSEQUENT EVENTS	4 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE
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SUBSEQUENT EVENTS
In connection with Altimar’s proposed business combination with Owl Rock and Dyal, certain purported Altimar stockholders have filed lawsuits alleging breaches of fiduciary duty. Altimar has also received a demand letter and a threatened complaint that allege substantially the same issues. Altimar believes that these pending and threatened lawsuits are without merit and intends to defend the matters vigorously.